Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Asia Equity Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	808	1,292	1,801	3,192	354	1,077	1,822	3,544	292	895	1,523	3,214	210	649	1,114	2,400	183	566	975	2,116	230	709	1,215	2,605